Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—17.3%
Autohome, Inc. ADR (China)	1,261,417	$95,237
NCSoft Corp. (South Korea)	140,845	104,779
NetEase, Inc. (China)	904,300	15,588
NetEase, Inc. ADR (China)	191,824	82,365
Tencent Holdings Ltd. (China)	6,919,393	443,380
Tencent Music Entertainment Group ADR (China)(1)	6,098,830	82,090
Yandex N.V. Class A (Russia)(1)	2,168,872	108,487
Zee Entertainment Enterprises Ltd. (India)	12,348,321	28,052
		959,978

Consumer Discretionary—21.0%
adidas AG (Germany)(1)	278,095	72,986
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	1,773,147	382,468
Baozun, Inc. Sponsored ADR (China)(1)	1,267,608	48,739
Eicher Motors Ltd. (India)	273,299	66,361
Galaxy Entertainment Group Ltd. Class L (Hong Kong)	9,827,146	67,412
Lojas Renner S.A. (Brazil)	12,148,970	94,165
Naspers Ltd. Class N (South Africa)	1,269,971	231,497
Shenzhou International Group Holdings Ltd. (China)	4,246,016	51,620
Yum China Holdings, Inc. (China)	3,114,943	149,735
		1,164,983

Consumer Staples—21.2%
Ambev S.A. ADR (Brazil)	22,047,674	58,206
Anheuser-Busch InBev NV (Belgium)	3,044,698	150,049
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	36,176,331	105,904
CP ALL PCL (Thailand)	26,971,676	59,444
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	1,391,462	86,285
Heineken NV (Netherlands)	2,185,115	201,455
LG Household & Health Care Ltd. (South Korea)	82,024	91,933
Unilever NV (Netherlands)	3,965,236	210,495
Vietnam Dairy Products JSC (Vietnam)	5,650,369	27,621
Vitasoy International Holdings Ltd. (Hong Kong)	7,027,412	27,011
Wal-Mart de Mexico SAB de C.V. (Mexico)	22,405,542	53,585
Wuliangye Yibin Co., Ltd. Class A (China)	4,270,712	103,765
		1,175,753

Financials—15.7%
B3 SA - Brasil Bolsa Balcao (Brazil)	5,570,694	57,048
Bank Central Asia Tbk PT (Indonesia)	33,629,024	67,285
Bank Polska Kasa Opieki SA (Poland)(1)	2,011,547	27,374
Bank Rakyat Persero Tbk PT (Indonesia)	128,896,157	27,512
HDFC Bank Ltd. (India)	9,359,885	131,558
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,681,943	71,637
Housing Development Finance Corp., Ltd. (India)	4,920,762	114,418
Kasikornbank PCL (Thailand)	25,169,366	76,086
Kotak Mahindra Bank Ltd. (India)	3,009,912	54,329
Public Bank Bhd (Malaysia)	17,679,125	68,266
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	298,324	43,861
United Overseas Bank Ltd. (Singapore)	7,892,190	115,320
XP, Inc. Class A (Brazil)(1)	397,436	16,696
		871,390

	Shares	Value

Health Care—1.0%
Notre Dame Intermedica Participacoes SA (Brazil)	4,434,512	$55,818
Industrials—2.5%
Techtronic Industries Co., Ltd. (Hong Kong)	13,856,433	137,103
Information Technology—19.8%
HCL Technologies Ltd. (India)	18,122,641	133,744
Largan Precision Co., Ltd. (Taiwan)	483,644	67,246
SK Hynix, Inc. (South Korea)	2,965,593	211,739
Sunny Optical Technology Group Co., Ltd. (China)	4,365,543	70,261
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	26,213,240	279,945
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,459,105	82,833
Tata Consultancy Services Ltd. (India)	6,600,775	181,703
Win Semiconductors Corp. (Taiwan)	6,502,217	66,388
		1,093,859

Materials—1.0%
Asian Paints Ltd. (India)	2,334,239	52,187
Total Common Stocks (Identified Cost $5,037,333)		5,511,071

Total Long-Term Investments—99.5% (Identified Cost $5,037,333)		5,511,071

TOTAL INVESTMENTS—99.5% (Identified Cost $5,037,333)		$5,511,071
Other assets and liabilities, net—0.5%		26,622
NET ASSETS—100.0%		$5,537,693

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	27%
India	15
Taiwan	9
South Korea	9
Netherlands	8
Hong Kong	7
Brazil	5
Other	20
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$5,511,071	$2,422,645	$3,088,426
Total Investments	$5,511,071	$2,422,645	$3,088,426
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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